Commitments and contingencies - Additional information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 20, 2013	Dec. 31, 2014
Issue Of Convertible Common Stock As Per License Agreement.	13,902
Expired Convertible Common Stock	21,250
Milestone Payment Fees	$ 100,000
Sublicensed Technology [Member]
Royalty Percent	5.00%
Licensed Product [Member]
Royalty Percent	2.50%
Discount On Royalty Percent	1.00%
Minimum Amount To Be Bought To Get Discount On Royalty	150,000
Rostislav Raykov
Severance Costs Payable In Case Of Termination Other Than For Cause		$ 180,000